Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0001498148
Registrant Name	Artificial Intelligence Technology Solutions Inc.
Registration File Number	333-288173
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES